Financial Instruments and Fair Value Measurements - Carrying Amount of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 721,841	$ 380,801
Financial liabilities	859,940	838,332
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	775,083	683,766
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84,857	154,566
Accounts payable and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	185,716	119,641
Accounts payable and accrued liabilities | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	185,716	119,641
Accounts payable and accrued liabilities | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	540,682	545,241
Loans and borrowings | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	540,682	545,241
Loans and borrowings | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84,857	154,566
Derivatives | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	84,857	154,566
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	45,097	18,884
Lease liabilities | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	45,097	18,884
Lease liabilities | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,588
Other financial liabilities | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,588
Other financial liabilities | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	354,565	377,681
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	126,354	3,120
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,922	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	305,498	344,926
Cash and cash equivalents | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	305,498	344,926
Cash and cash equivalents | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,530	3,120
Marketable securities | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,902	3,120
Marketable securities | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	238,628	0
Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,207	17,212
Trade receivables | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,207	17,212
Trade receivables | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Trade receivables | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	124,452
Derivatives | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Derivatives | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	124,452
Derivatives | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,444	3,210
Restricted cash | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,444	3,210
Restricted cash | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Restricted cash | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other current and non-current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,710	12,333
Other current and non-current financial assets | Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,416	12,333
Other current and non-current financial assets | FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other current and non-current financial assets | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,294	$ 0